CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred A Shares [Member]	Preferred B Shares [Member]	Preferred C Shares [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2022 at Dec. 31, 2021	$ 425			$ 141,177	$ 10,900,652	$ (13,835,294)	$ (2,793,040)
Beginning balance, shares at Dec. 31, 2021	4,250,579			1,411,799,497
Issuance of Preferred B Shares for cash					1,964,600		1,964,600
Issuance of Preferred B Shares for cash, shares		1,980
Conversion of debt to Preferred B Shares					319,200		319,200
Conversion of debt to Preferred B shares, Shares		266
Financing fee paid in Preferred B shares					68,400		68,400
Financing fee paid in Preferred B shares, Shares		59
Beneficial conversion feature of Pref B shares convertible notes					434,200		434,200
Shares issued for services				$ 600	56,200		56,800
Shares issued for services, Shares				6,000,000
Issuance of Preferred C voting share to related parties					15,300,000		15,300,000
Issuance of Preferred C voting share to related parties, Shares			3,000
Acquisition shares issued for Stage It purchase				$ 6,297	629,736		636,033
Acquisition shares issued for Stage It purchase, Shares				62,973,578
Shares issued pursuant to the Company’s equity line of credit				$ 19,526	506,743		526,269
Shares issued pursuant to the Company's equity line of credit, Shares				195,261,678
Series B dividends						(210,486)	(210,486)
Net loss						(22,762,622)	(22,762,622)
Ending balance, value at Dec. 31, 2022	$ 425			$ 167,601	30,179,731	(36,808,403)	(6,460,646)
Ending balance, shares at Dec. 31, 2022	4,250,579	2,305	3,000	1,676,034,753
Issuance of Preferred B Shares for cash					202,012		202,012
Issuance of Preferred B Shares for cash, shares		184
Financing fee paid in Preferred B shares					15,988		15,988
Financing fee paid in Preferred B shares, Shares		15
Conversion of Series A Preferred stock to common stock	$ (105)			$ 5,250	(5,145)
Conversion of Series A Preferred stock to common stock, Shares	(1,050,000)			52,500,000
Shares issued for services				$ 45,000	336,500		381,500
Shares issued for services, Shares				450,000,000
Series B dividends						(288,613)	(288,613)
Shares issued from the Company’s equity line for cash				$ 46,711	657,816		704,527
Shares issued from the Company's equity line for cash, shares				467,106,433
Net loss						(1,136,776)	(1,136,776)
Ending balance, value at Dec. 31, 2023	$ 320			$ 264,563	$ 31,386,902	$ (38,233,792)	$ (6,582,006)
Ending balance, shares at Dec. 31, 2023	3,200,579	2,504	3,000	2,645,641,186